Intangible Assets - Summary of Changes in Intangible Assets (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 20,402	$ 9,976	$ 8,114
Ending balance	37,608	20,402	9,976
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	53,331	25,119	20,336
Increases	6,147	2,344	1,153
Translation effect	32,511	25,594	3,607
Adjustment for inflation	833	591
Decreases and reclassifications	72	(317)	23
Ending balance	92,894	53,331	25,119
Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	32,929	15,143	12,222
Increases	2,374	1,749	838
Translation effect	19,807	15,983	2,215
Adjustment for inflation	199	58
Decreases and reclassifications	(23)	(4)	(132)
Ending balance	55,286	32,929	15,143
Service concession [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	11,592	5,644	4,514
Ending balance	17,646	11,592	5,644
Service concession [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	31,702	14,824	11,749
Increases	1,271	1,303	947
Translation effect	18,969	15,544	2,141
Decreases and reclassifications	(6)	31	(13)
Ending balance	51,936	31,702	14,824
Service concession [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	20,110	9,180	7,235
Increases	1,848	1,190	615
Translation effect	12,332	9,740	1,330
Ending balance	34,290	20,110	9,180
Exploration rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	6,907	3,465	2,944
Ending balance	16,655	6,907	3,465
Exploration rights [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	6,907	3,465	3,093
Increases	4,171	276	8
Translation effect	5,680	3,414	513
Decreases and reclassifications	(103)	(248)	(149)
Ending balance	16,655	6,907	3,465
Exploration rights [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			149
Decreases and reclassifications			(149)
Other intangibles [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,903	867	656
Ending balance	3,307	1,903	867
Other intangibles [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	14,722	6,830	5,494
Increases	705	765	198
Translation effect	7,862	6,636	953
Adjustment for inflation	833	591
Decreases and reclassifications	181	(100)	185
Ending balance	24,303	14,722	6,830
Other intangibles [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	12,819	5,963	4,838
Increases	526	559	223
Translation effect	7,475	6,243	885
Adjustment for inflation	199	58
Decreases and reclassifications	(23)	(4)	17
Ending balance	$ 20,996	$ 12,819	$ 5,963